(2_FIDELITY_LOGOS)FIDELITY

TREND
FUND
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     25   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    29   Notes to the financial statements.

REPORT OF INDEPENDENT    33   The auditors' opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have begun mailing only one copy of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If you need additional copies of financial reports, prospectuses, or historical account information, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996    PAST 1   PAST 5    PAST 10
                                   YEAR     YEARS     YEARS

Trend                              16.98%   85.45%    246.26%

S&P 500(registered trademark)      22.96%   103.09%   314.99%

Growth Funds Average               19.24%   87.06%    266.86%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 669 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996    PAST 1   PAST 5   PAST 10
                                   YEAR     YEARS    YEARS

Trend                              16.98%   13.15%   13.22%

S&P 500                            22.96%   15.22%   15.27%

Growth Funds Average               19.24%   13.04%   13.47%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970109 105737 S00000000000001
             Trend                       SP Standard & Poor 500
             00005                       SP001
  1986/12/31      10000.00                    10000.00
  1987/01/31      11200.10                    11347.00
  1987/02/28      11910.02                    11795.21
  1987/03/31      12073.59                    12136.09
  1987/04/30      11884.46                    12028.08
  1987/05/31      11756.67                    12132.72
  1987/06/30      12221.83                    12745.42
  1987/07/31      12988.57                    13391.62
  1987/08/31      13392.38                    13891.12
  1987/09/30      13060.13                    13586.91
  1987/10/31       9198.32                    10660.29
  1987/11/30       8679.49                     9781.88
  1987/12/31       9584.18                    10526.28
  1988/01/31      10063.39                    10969.44
  1988/02/29      10875.29                    11480.61
  1988/03/31      11009.59                    11125.86
  1988/04/30      11342.29                    11249.36
  1988/05/31      11098.11                    11347.23
  1988/06/30      11906.97                    11868.07
  1988/07/31      11751.30                    11822.97
  1988/08/31      11385.02                    11420.99
  1988/09/30      11659.73                    11907.52
  1988/10/31      11723.83                    12238.55
  1988/11/30      11406.39                    12063.54
  1988/12/31      11915.76                    12274.65
  1989/01/31      12851.70                    13173.16
  1989/02/28      12829.55                    12845.14
  1989/03/31      13185.93                    13144.44
  1989/04/30      13978.94                    13826.63
  1989/05/31      14637.12                    14386.61
  1989/06/30      14457.32                    14304.61
  1989/07/31      15385.19                    15596.31
  1989/08/31      15969.51                    15902.00
  1989/09/30      16046.57                    15836.80
  1989/10/31      15137.97                    15469.39
  1989/11/30      15320.97                    15784.96
  1989/12/31      15687.37                    16163.80
  1990/01/31      14332.19                    15079.21
  1990/02/28      14686.64                    15273.73
  1990/03/31      14950.04                    15678.49
  1990/04/30      14223.90                    15286.53
  1990/05/31      15572.96                    16776.96
  1990/06/30      15597.88                    16662.88
  1990/07/31      15288.20                    16609.56
  1990/08/31      13764.72                    15108.05
  1990/09/30      12711.10                    14372.29
  1990/10/31      12173.61                    14310.49
  1990/11/30      13262.83                    15234.95
  1990/12/31      13701.39                    15660.00
  1991/01/31      14561.09                    16342.78
  1991/02/28      15857.79                    17511.29
  1991/03/31      16212.42                    17935.06
  1991/04/30      16377.19                    17978.11
  1991/05/31      17143.75                    18754.76
  1991/06/30      15936.60                    17895.79
  1991/07/31      17039.87                    18729.74
  1991/08/31      17455.39                    19173.63
  1991/09/30      17340.77                    18853.43
  1991/10/31      17523.45                    19106.07
  1991/11/30      16520.47                    18336.09
  1991/12/31      18671.79                    20433.74
  1992/01/31      18788.42                    20053.67
  1992/02/29      19237.44                    20314.37
  1992/03/31      18612.48                    19918.24
  1992/04/30      18502.64                    20503.84
  1992/05/31      18957.16                    20604.31
  1992/06/30      18525.36                    20297.30
  1992/07/31      19566.97                    21127.46
  1992/08/31      19256.38                    20694.35
  1992/09/30      19544.24                    20938.54
  1992/10/31      20010.12                    21011.83
  1992/11/30      21188.08                    21728.33
  1992/12/31      21803.48                    21995.59
  1993/01/31      22326.44                    22180.35
  1993/02/28      22195.81                    22482.00
  1993/03/31      23127.36                    22956.37
  1993/04/30      22276.47                    22400.83
  1993/05/31      23486.27                    23001.17
  1993/06/30      23917.76                    23067.88
  1993/07/31      23853.24                    22975.60
  1993/08/31      25103.37                    23846.38
  1993/09/30      25651.81                    23662.76
  1993/10/31      26119.60                    24152.58
  1993/11/30      24909.80                    23923.13
  1993/12/31      25978.48                    24212.60
  1994/01/31      27011.81                    25035.83
  1994/02/28      26066.42                    24357.36
  1994/03/31      24377.91                    23295.38
  1994/04/30      24514.22                    23593.56
  1994/05/31      24566.98                    23980.49
  1994/06/30      23881.03                    23392.97
  1994/07/31      24523.01                    24160.26
  1994/08/31      25938.90                    25150.83
  1994/09/30      25380.46                    24534.64
  1994/10/31      25494.79                    25086.67
  1994/11/30      24092.09                    24173.01
  1994/12/31      24238.73                    24531.50
  1995/01/31      24034.33                    25167.60
  1995/02/28      24823.43                    26148.38
  1995/03/31      25203.72                    26920.02
  1995/04/30      25565.00                    27712.81
  1995/05/31      26121.17                    28820.49
  1995/06/30      26943.55                    29489.99
  1995/07/31      28255.55                    30467.88
  1995/08/31      29020.88                    30544.36
  1995/09/30      29914.56                    31833.33
  1995/10/31      29158.74                    31719.68
  1995/11/30      30076.19                    33112.18
  1995/12/31      29599.06                    33749.92
  1996/01/31      30196.91                    34898.76
  1996/02/29      31197.02                    35222.28
  1996/03/31      31179.91                    35561.47
  1996/04/30      32012.59                    36085.64
  1996/05/31      32896.60                    37016.29
  1996/06/30      32063.92                    37157.32
  1996/07/31      30233.16                    35515.71
  1996/08/31      30940.37                    36264.74
  1996/09/30      32799.65                    38305.72
  1996/10/31      32446.04                    39362.19
  1996/11/30      34693.14                    42337.58
  1996/12/31      34626.00                    41498.87
IMATRL PRASUN   SHR__CHT 19961231 19970109 105740 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Trend Fund on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $34,626
- a 246.26% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,499 - a 314.99% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the year that ended December
31, 1996. The Standard & Poor's
500 Index returned 22.96%
during the period - well above its
long-term average of about 12%.
The stock market spent much of
the past year breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. While
short-term confusion over the
direction of interest rates created
a volatile backdrop in the summer
months, stocks rallied again
when the Federal Reserve Board
left short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. Stock markets ended
the year on an up note after
experiencing some volatility
sparked by comments by Fed
Chairman Alan Greenspan in
December about the market's
exuberance.
An interview with Abigail Johnson, Portfolio Manager of Fidelity Trend Fund
Q. ABBY, HOW DID THE FUND DO OVER THE PAST YEAR?
A. For the 12 months ended December 31, 1996, the fund had a total return of 16.98%. That trailed the growth funds average, which was 19.24% for the same period, according to Lipper Analytical Services.
Q. WHY DID THE FUND FINISH THE YEAR BEHIND ITS PEER GROUP AVERAGE?
A. Part of the explanation has to do with the relationship between the stock market environment over the past year and the fund's investment style. In 1996, the strongest stocks were the largest stocks. As a group, the 100 biggest stocks in the S&P 500 index were far and away the top performers. These included large beverage companies, drug companies and other consumer nondurable names, among others. The fund, on the other hand, tends to invest more heavily in small- and medium-capitalization stocks. Although these stocks were out of favor in 1996, they typically have stronger performance over longer periods. In addition, the fund was underweighted in financial stocks, which also turned in strong performance during the year.
Q. WHY DIDN'T THE FUND INVEST MORE HEAVILY IN LARGE-CAP STOCKS AND IN THE FINANCIAL SECTOR?
A. When I took over the fund in June, I believed that most of these stocks already were quite expensive from a valuation standpoint. In other words, their prices were high relative to their earnings prospects. As it turned out, many of them simply got more expensive as the year wore on. The fund did benefit from some key investments in the financial sector, such as American Express and Household International, but again it would have helped to have owned more.
Q. ONE SECTOR THE FUND DID EMPHASIZE WAS TECHNOLOGY. WHY HAS THE FUND'S STAKE IN TECHNOLOGY INCREASED FROM ABOUT 15% ON JUNE 30 TO NEARLY 30% ON DECEMBER 31?
A. A portion of that increase was due to market appreciation of the fund's technology stocks, most of which performed very well during the period. However, I did take advantage of dips in the market along the way to purchase shares of companies with fast-growing earnings at reasonable valuations. The trend toward all things technological continues unabated in the U.S. and overseas. Once a technology company finds a niche with a product, there are usually few constraints on how fast it can grow.
Q. IN FACT, MANY OF THE FUND'S TOP 10 INVESTMENTS ARE TECHNOLOGY COMPANIES
 . . .
A. And those include Intel, the fund's largest investment on December 31. I believe that Intel's market position was better than ever at the end of the period. The company has driven product cycles of computer microprocessors and has faced very little competition in doing so. Earnings have been strong, and, despite its size, the company positioned itself well for long-term growth. The same goes for Microsoft, which also continued to exhibit strong earnings growth and stock performance in 1996. The company dominates the software industry and, like Intel, has few meaningful competitors. Linear Technology found its niche selling integrated circuits to original equipment manufacturers. These circuits serve as the "brains" in household appliances such as coffee makers and toasters. Linear is another example of a company that has capitalized on the trend toward more sophisticated technological applications in so many aspects of our lives.
Q. WHERE ELSE DID YOU FIND OPPORTUNITIES?
A. I increased the fund's stake in energy stocks from 1.2% to 5.2% since June 30. While the fund benefited from these investments, it remained underweighted in energy stocks relative to the S&P 500. One group that I focused on was small drilling companies. For example, Chesapeake Energy - which drills along the Texas and Louisiana coasts - capitalized on new drilling technology that allowed it to tap reserves it previously couldn't reach.
Q. ABBY, WHAT IS YOUR OUTLOOK?
A. I'm cautiously optimistic. I don't see a lot of obstacles to continued earnings growth for companies that are well run and well positioned within their respective industries. Corporate America is very efficient from a business standpoint, and you would have to be a contrarian to believe that inflation will return in any meaningful way. That said, it's important to bear in mind that we've had two straight years of well above-average returns in the stock market, and, if history is a guide, that upward momentum will slow at some point.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER
ONLY
THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
NOTE TO SHAREHOLDERS: Effective January 17, 1997, Arieh Coll became manager of Fidelity Trend Fund. Previously, Mr. Coll managed several other Fidelity funds, most recently Fidelity Export Fund. Since joining Fidelity in 1989, he has worked as an analyst and manager.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in equity
securities of companies likely
to benefit from economic,
financial or market trends
START DATE: June 16, 1958
SIZE: as of December 31,
1996, more than $1.3 billion
MANAGER: Abigail Johnson,
since June 1996; also
manager, Fidelity OTC
Portfolio, 1994- June 1996;
Fidelity Dividend Growth Fund,
1993-1994; Fidelity Select
Developing Communications
Portfolio, 1991- 1993; Fidelity
Select Telecommunications
Portfolio, 1991-1992; Fidelity
Select Industrial Equipment
Portfolio 1988-1991; joined
Fidelity in 1988
(checkmark)
ABIGAIL JOHNSON ON THE
TECHNOLOGY SECTOR:
"Technology stocks have
shown the strongest earnings
growth in the market over the
past few years, and that trend
continued during the period.
Many of these companies
have a tremendous amount of
upside leverage. In other
words, if a technology
company creates a particular
product that is in strong
demand, typically it can ramp
up production of that product
very quickly. That differs from
many other industries - such
as the auto industry - which
simply don't have the ability to
increase production 10
percent to 20 percent at the
drop of a hat. Industrial
companies can face backlogs
that can leave them unable to
meet demand for their
products over the short term.
"The end result is that, if these
technology companies can
quickly meet strong demand
for their products, there are
few constraints on how fast they
can grow earnings. And fast
growing earnings are the fuel
that can quickly propel a
technology stock's price
upward. However, it's
important to remember that
historically the sector has
been more volatile than most.
When technology companies
miss analysts' earnings
expectations, the road can
get bumpy."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1996

                                            % OF FUND'S    % OF FUND'S INVESTMENTS
                                            INVESTMENTS    IN THESE STOCKS
                                                           6 MONTHS AGO

Intel Corp.                                 3.1            0.3

Philip Morris Companies, Inc.               1.8            3.3

Linear Technology Corp.                     1.5            0.7

Tyco International Ltd.                     1.3            1.1

WorldCom, Inc.                              1.1            1.4

Microsoft Corp.                             1.1            0.0

Affiliated Computer Services, Inc. Class    1.0            0.9
A

Cisco Systems, Inc.                         0.9            0.5

CUC International, Inc.                     0.9            0.8

American Express Co.                        0.8            0.7


TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

Technology           29.8           15.4

Retail & Wholesale   6.8            7.9

Basic Industries     6.5            7.2

Media & Leisure      5.8            9.7

Finance              5.7            5.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 * AS OF JUNE 30, 1996 **
Row: 1, Col: 1, Value: 2.7
Row: 1, Col: 2, Value: 97.40000000000001
Row: 1, Col: 1, Value: 3.3
Row: 1, Col: 2, Value: 96.7
Stocks 97.4%
Short-term
investments 2.6%
FOREIGN
INVESTMENTS 3.5%
Stocks 96.7%
Short-term
investments 3.3%
FOREIGN
INVESTMENTS 3.1%
*
**
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 5.6%
AEROSPACE & DEFENSE - 4.6%
Boeing Co.   49,200 $ 5,234
British Aerospace PLC  11  -
Gulfstream Aerospace Corp. (a)  23,000  558
Harsco Corp.   74,600  5,110
Lockheed Martin Corp.   61,014  5,583
McDonnell Douglas Corp.   150,000  9,600
Precision Castparts Corp.   79,900  3,965
Rockwell International Corp.  100,000  6,088
Rohr Industries, Inc. (a)  205,100  4,640
Sturm Ruger & Co., Inc.   210,000  4,068
Sundstrand Corp.   220,000  9,350
Teleflex, Inc.   92,600  4,827
Wyman-Gordon Co. (a)  86,100  1,916
  60,939
DEFENSE ELECTRONICS - 0.5%
Litton Industries, Inc. (a)  100,000  4,763
Raytheon Co.   50,000  2,406
  7,169
SHIP BUILDING & REPAIR - 0.5%
General Dynamics Corp.   96,500  6,803
TOTAL AEROSPACE & DEFENSE   74,911
BASIC INDUSTRIES - 6.5%
CHEMICALS & PLASTICS - 3.9%
Cytec Industries, Inc. (a)  266,700  10,835
du Pont (E.I.) de Nemours & Co.   30,000  2,831
FMC Corp. (a)  28,500  1,998
Fuller (H.B.) Co.   192,505  9,048
Hercules, Inc.   80,000  3,460
Monsanto Co.   150,000  5,831
Sealed Air Corp. (a)  78,600  3,272
Valspar Corp.   113,600  6,433
Witco Corp.   266,800  8,137
  51,845
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.4%
Hexcel Corp. (a)   151,000 $ 2,454
Northwest Pipe Co. (a)  51,700  840
TriMas Corp.   100,000  2,387
  5,681
METALS & MINING - 0.8%
Alumax, Inc. (a)  90,000  3,003
Aluminum Co. of America  90,000  5,738
Martin Marietta Materials, Inc.   42,413  986
Superior Telecom, Inc. (a)  80,000  1,630
  11,357
PACKAGING & CONTAINERS - 0.3%
Tupperware Corp.   70,000  3,754
PAPER & FOREST PRODUCTS - 1.1%
Boise Cascade Corp.   140,000  4,445
Jefferson Smurfit Corp. (a)  89,900  1,444
Pentair, Inc.   264,600  8,533
  14,422
TOTAL BASIC INDUSTRIES   87,059
CONGLOMERATES - 3.0%
AlliedSignal, Inc.   110,000  7,370
ITT Industries, Inc.   195,600  4,792
Mark IV Industries, Inc.   185,250  4,191
Tyco International Ltd.   330,000  17,449
United Technologies Corp.   100,000  6,600
  40,402
CONSTRUCTION & REAL ESTATE - 1.1%
BUILDING MATERIALS - 0.7%
American Residential Services, Inc. (a)   38,000  1,030
RPM, Inc.   100,000  1,700
Sherwin-Williams Co.   130,000  7,280
  10,010
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
ENGINEERING - 0.4%
MasTec, Inc. (a)  90,500 $ 4,797
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Arden Realty Group, Inc.   9,000  250
TOTAL CONSTRUCTION & REAL ESTATE   15,057
DURABLES - 2.4%
AUTOS, TIRES, & ACCESSORIES - 1.6%
AutoZone, Inc. (a)  145,600  4,004
Borg-Warner Automotive, Inc.   50,600  1,948
General Motors Corp.   70,000  3,903
Standard Products Co.   111,700  2,848
Tower Automotive, Inc. (a)  183,500  5,734
United Auto Group, Inc. (a)  1,500  39
Volvo AB Class B  89,400  1,964
  20,440
CONSUMER DURABLES - 0.5%
Dupont Photomasks, Inc. (a)  30,000  1,361
Minnesota Mining & Manufacturing Co.   60,000  4,973
Swedish Match Co. ADR  17,340  600
  6,934
CONSUMER ELECTRONICS - 0.1%
Maytag Co.   86,200  1,702
TEXTILES & APPAREL - 0.2%
Mohawk Industries, Inc. (a)   50,000  1,100
Reebok International Ltd.   30,000  1,261
  2,361
TOTAL DURABLES   31,437
ENERGY - 5.2%
COAL - 0.2%
MAPCO, Inc.   60,000  2,040
ENERGY SERVICES - 1.5%
Baker Hughes, Inc.   30,000  1,035
Cliffs Drilling Co. (a)   61,900  3,915
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Halliburton Co.   30,000 $ 1,808
Marine Drilling Companies, Inc. (a)  50,000  984
Schlumberger Ltd.   65,000  6,492
Tidewater, Inc.   90,000  4,073
Western Atlas, Inc. (a)   30,000  2,126
  20,433
OIL & GAS - 3.5%
American Exploration Co. (a)  100,000  1,600
Belco Oil & Gas Corp. (a)  93,400  2,557
Canadian Natural Resources Ltd. (a)   110,000  3,017
Chesapeake Energy Corp. (a)  170,000  9,456
Comstock Resources, Inc. (a)  30,000  390
Flores & Rucks, Inc. (a)  120,100  6,395
Forcenergy Gas Exploration, Inc. (a)  63,000  2,284
Houston Exploration Co. (a)   2,000  35
National-Oilwell, Inc. (a)  2,000  62
Newfield Exploration Co. (a)  28,600  743
Renaissance Energy Ltd. (a)  100,000  3,403
Santa Fe Energy Resources, Inc. (a)  160,000  2,220
Texas Meridian Resources Corp. (a)  101,000  1,730
Tosco Corp.   50,000  3,955
United Meridian Corp. (a)  160,000  8,280
Unocal Corp.   20,000  813
  46,940
TOTAL ENERGY   69,413
FINANCE - 5.6%
BANKS - 0.7%
Canadian Imperial Bank of Commerce  80,000  3,528
U.S. Bancorp  36,800  1,654
Wells Fargo & Co.   15,000  4,046
  9,228
CREDIT & OTHER FINANCE - 1.9%
American Express Co.   200,000  11,300
Cityscape Financial Corp. (a)  47,600  1,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
First USA, Inc.   188,340 $ 6,521
Household International, Inc.   60,200  5,553
  24,624
INSURANCE - 2.3%
ACE Ltd.   42,800  2,573
Aetna, Inc.   76,326  6,106
Delphi Financial Group, Inc. Class A (a)  74,880  2,209
General Re Corp.   7,500  1,183
Liberty Financial Companies, Inc.   3,900  152
Mercury General Corp.   20,400  1,071
Protective Life Corp.   50,000  1,994
Provident Companies, Inc.   100,000  4,837
SunAmerica, Inc.   34,400  1,527
UNUM Corp.   130,700  9,443
  31,095
SAVINGS & LOANS - 0.2%
Queens County Bancorp., Inc.   50,000  2,369
SECURITIES INDUSTRY - 0.5%
Lehman Brothers Holdings, Inc.   224,300  7,037
TOTAL FINANCE   74,353
HEALTH - 4.4%
DRUGS & PHARMACEUTICALS - 1.4%
Advanced Tissue Sciences Corp. Class A (a)  50,000  478
Bristol-Myers Squibb Co.   20,000  2,175
Elan Corp. PLC ADR (a)  60,000  1,995
Guilford Pharmaceuticals, Inc. (a)  105,000  2,441
Perspective Biosystems, Inc. (a)  2,140  15
Perspective Biosystems, Inc. Class G (warrants) (a)  1,210  -
Pharmacia & Upjohn, Inc.   34,600  1,371
Sangstat Medical Corp. (a)  40,000  1,060
Scherer R.P. Corp. (a)  50,000  2,513
Schering-Plough Corp.   100,000  6,475
  18,523
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 2.0%
AmeriSource Health Corp. Class A (a)  30,000 $ 1,447
Bergen Brunswig Corp. Class A  30,000  855
Cardinal Health, Inc.   26,250  1,529
Guidant Corp.   40,000  2,280
Medtronic, Inc.   100,000  6,800
Nellcor, Inc. (a)  100,000  2,187
Omnicare, Inc.   180,000  5,783
St. Jude Medical, Inc. (a)  150,000  6,394
  27,275
MEDICAL FACILITIES MANAGEMENT - 1.0%
Oxford Health Plans, Inc. (a)  20,000  1,171
PacifiCare Health Systems, Inc. Class B (a)  20,000  1,705
Sunrise Assisted Living, Inc. (a)   40,000  1,115
Tenet Healthcare Corp. (a)  320,000  7,000
Vencor, Inc. (a)  56,200  1,778
  12,769
TOTAL HEALTH   58,567
HOLDING COMPANIES - 0.7%
Norfolk Southern Corp.   72,100  6,308
Triarc Companies, Inc. Class A (a)  281,000  3,232
  9,540
INDUSTRIAL MACHINERY & EQUIPMENT - 3.6%
ELECTRICAL EQUIPMENT - 1.6%
C-COR Electronics, Inc. (a)  8,400  111
Chicago Miniature Lamp, Inc. (a)  8,000  332
Duracell International, Inc.   70,000  4,891
Emerson Electric Co.   60,000  5,805
General Electric Co.   30,000  2,966
Loral Space & Communications Ltd. (a)  300,000  5,513
Pinnacle Systems (a)  50,000  525
Scientific-Atlanta, Inc.   113,000  1,695
  21,838
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Duriron Co., Inc.   74,800 $ 2,029
Illinois Tool Works, Inc.   30,000  2,396
Ingersoll-Rand Co.   102,600  4,566
Kaydon Corp.   43,900  2,068
MSC Industrial Direct, Inc. (a)  40,000  1,480
Mattson Technology, Inc. (a)  183,000  1,738
PRI Automation, Inc. (a)  56,700  2,580
Scottsman Industries, Inc.   100,000  2,363
Stewart & Stevenson Services, Inc.   240,000  6,990
Thermo Fibergen, Inc. (a)   9,000  95
Thermo Fibergen, Inc. (rights) (a)  9,000  23
  26,328
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   48,166
MEDIA & LEISURE - 5.8%
BROADCASTING - 0.2%
Cox Radio, Inc. Class A (a)  5,000  87
Evergreen Media Corp. Class A (a)  49,100  1,227
HSN, Inc. (a)  30,000  713
TCI Group Class A  40,000  523
TCI Satellite Entertainment, Inc. Class A (a)  4,000  40
  2,590
ENTERTAINMENT - 0.4%
MGM Grand, Inc. (a)  175,400  6,117
LEISURE DURABLES & TOYS - 0.9%
Callaway Golf Co.   143,800  4,134
Harley-Davidson, Inc.   111,000  5,217
Polaris Industries, Inc.   89,300  2,121
  11,472
LODGING & GAMING - 3.9%
Anchor Gaming (a)  270,600  10,892
Aztar Corp. (a)   56,300  394
Circus Circus Enterprises, Inc. (a)  115,600  3,974
Doubletree Corp. (a)  67,000  3,015
HFS, Inc. (a)  89,400  5,342
Hilton Hotels Corp.   300,400  7,848
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
ITT Corp. (a)  30,000 $ 1,301
International Game Technology Corp.   250,000  4,563
Mirage Resorts, Inc. (a)  160,000  3,460
Rio Hotel & Casino, Inc. (a)  123,000  1,799
Showboat, Inc.   32,700  564
Suburban Lodges of America, Inc. (a)  43,000  687
Sun International Hotels Ltd. Ord. (a)  122,300  4,464
Wyndham Hotel Corp. (a)  151,000  3,718
  52,021
PUBLISHING - 0.2%
Scholastic Corp. (a)  10,000  673
Times Mirror Co. Class A  42,200  2,099
  2,772
RESTAURANTS - 0.2%
Starbucks Corp. (a)  70,000  2,004
TOTAL MEDIA & LEISURE   76,976
NONDURABLES - 5.3%
HOUSEHOLD PRODUCTS - 1.3%
Alberto Culver Co. Class B  40,000  1,920
Nu Skin Asia Pacific, Inc. Class A (a)  1,000  31
Premark International, Inc.   100,000  2,224
Procter & Gamble Co.   100,000  10,750
Safeskin Corp. (a)  64,400  3,140
  18,065
TOBACCO - 4.0%
Dimon, Inc.   267,000  6,174
Philip Morris Companies, Inc.   212,700  23,955
RJR Nabisco Holdings Corp.   243,400  8,276
Schweitzer-Mauduit International, Inc.   271,100  8,574
UST, Inc.   190,000  6,151
  53,130
TOTAL NONDURABLES   71,195
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.5%
Bre-X Minerals Ltd. (a)   63,600 $ 1,007
Bro-X Minerals Ltd.  6,360  11
Newmont Mining Corp.   120,000  5,370
  6,388
RETAIL & WHOLESALE - 6.8%
APPAREL STORES - 0.7%
Footstar, Inc. (a)  40,306  1,003
Gymboree Corp. (a)  70,000  1,601
Ross Stores, Inc.   130,000  6,500
  9,104
DRUG STORES - 0.6%
CVS Corp.   140,000  5,793
Walgreen Co.   65,800  2,632
  8,425
GENERAL MERCHANDISE STORES - 2.4%
Dayton Hudson Corp.   126,200  4,953
Dillard Department Stores, Inc. Class A  140,000  4,323
Family Dollar Stores, Inc.   340,000  6,927
May Department Stores Co. (The)  30,000  1,403
Sears, Roebuck & Co.   30,000  1,384
Wal-Mart Stores, Inc.   250,000  5,718
Woolworth Corp. (a)  342,700  7,496
  32,204
GROCERY STORES - 1.3%
Albertson's, Inc.   120,000  4,275
Performance Food Group Co. (a)   22,950  356
Richfood Holdings, Inc. Class A  172,300  4,178
Riser Foods, Inc. Class A  100,000  3,175
Safeway, Inc. (a)  110,000  4,703
  16,687
RETAIL & WHOLESALE, MISCELLANEOUS - 1.8%
Home Depot, Inc. (The)  170,000  8,521
Lowe's Companies, Inc.   30,000  1,065
Officemax, Inc. (a)  300,000  3,188
PETsMART, Inc. (a)  24,200  529
Sodak Gaming, Inc. (a)  112,200  1,725
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Staples, Inc. (a)  130,000 $ 2,348
Toys "R" Us, Inc. (a)  196,700  5,901
U.S. Office Products Co. (a)  25,000  853
  24,130
TOTAL RETAIL & WHOLESALE   90,550
SERVICES - 3.1%
ADVERTISING - 1.1%
Interpublic Group of Companies, Inc.   120,000  5,700
Omnicom Group, Inc.   124,000  5,673
Snyder Communications, Inc. (a)  2,000  54
WPP Group PLC  700,000  3,034
  14,461
EDUCATIONAL SERVICES - 0.4%
Apollo Group, Inc. Class A (a)  50,000  1,672
ITT Educational Services, Inc. (a)   1,800  42
Nobel Education Dynamics, Inc. (a)   50,000  500
Sylvan Learning Systems (a)  125,150  3,566
  5,780
LEASING & RENTAL - 0.0%
Rent-Way, Inc. (a)  50,000  481
Renters Choice, Inc. (a)  5,800  84
  565
SERVICES - 1.6%
AccuStaff, Inc. (a)  60,000  1,268
Devry, Inc. (a)  120,400  2,829
Ecolab, Inc.   90,800  3,416
HCIA, Inc. (a)   195,000  6,728
Lawyers Title Corp.   140,000  2,748
Medaphis Corp. (a)   202,200  2,262
Zebra Technologies Corp. Class A (a)  80,400  1,879
  21,130
TOTAL SERVICES   41,936
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 29.8%
COMMUNICATIONS EQUIPMENT - 2.6%
Ascend Communications, Inc. (a)   120,000 $ 7,455
Aspect Telecommunications Corp. (a)  70,000  4,445
Cisco Systems, Inc. (a)  190,000  12,089
Network General Corp. (a)  80,000  2,420
P-COM, Inc. (a)  40,000  1,185
3Com Corp. (a)  90,000  6,604
  34,198
COMPUTER SERVICES & SOFTWARE - 11.7%
Adobe Systems, Inc.   69,100  2,583
Affiliated Computer Services, Inc. Class A (a)  465,600  13,852
America Online, Inc. (a)   40,000  1,330
American Management Systems, Inc. (a)   80,000  1,960
Automatic Data Processing, Inc.   21,900  939
Bisys Group, Inc. (The) (a)  89,500  3,317
Broderbund Software, Inc. (a)   271,600  8,080
CUC International, Inc. (a)  495,000  11,756
Cadence Design Systems, Inc. (a)  60,000  2,385
Ceridian Corp. (a)  156,400  6,334
Clarify, Inc. (a)  43,800  2,102
CompuCom Systems, Inc. (a)   397,800  4,276
CompUSA, Inc. (a)  120,000  2,475
Computer Learning Centers, Inc. (a)  29,100  829
Computer Sciences Corp. (a)  70,000  5,749
Electronic Arts, Inc. (a)  110,000  3,293
Equifax, Inc.   100,000  3,063
First Data Corp.   166,600  6,081
Fiserv, Inc. (a)   99,400  3,653
Forte Software, Inc. (a)  81,600  2,672
GT Interactive Software, Inc. (a)  94,800  675
HBO & Co.   74,400  4,418
Legato Systems, Inc. (a)   100,000  3,263
May & Speh, Inc. (a)  57,500  704
Microsoft Corp. (a)  170,000  14,046
Netscape Communications Corp. (a)  98,000  5,574
Oracle Corp. (a)  150,000  6,263
Paychex, Inc.   39,800  2,047
PeopleSoft, Inc. (a)  104,600  5,014
Platinum Technology, Inc. (a)  50,000  681
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Rational Software Corp. (a)  60,000 $ 2,374
Remedy Corp. (a)  34,200  1,838
Sabre Group Holdings, Inc. Class A (a)  4,000  112
Saville Systems Ireland PLC sponsored ADR (a)  260,000  10,563
SunGard Data Systems, Inc. (a)  70,000  2,765
Sybase, Inc. (a)  40,000  667
Synopsys, Inc. (a)  70,000  3,238
Vantive Corp. (a)  100,000  3,125
Viewlogic Systems, Inc. (a)  218,100  2,481
  156,577
COMPUTERS & OFFICE EQUIPMENT - 4.4%
Adaptec, Inc. (a)   71,200  2,848
Apple Computer, Inc.   50,000  1,044
Applied Magnetics Corp. (a)  120,000  3,585
Bell & Howell Co. (a)  54,200  1,287
Compaq Computer Corp. (a)  100,000  7,425
Digital Equipment Corp. (a)  87,400  3,179
Exabyte Corp. (a)  140,700  1,882
FileNet Corp. (a)  21,300  682
Gateway 2000, Inc. (a)  61,400  3,288
Hewlett-Packard Co.   100,000  5,025
Lexmark International Group, Inc. (a)  100,000  2,763
Pitney Bowes, Inc.   100,000  5,450
Quantum Corp. (a)  20,000  573
Read Rite Corp. (a)  200,000  5,050
Seagate Technology (a)  200,000  7,900
Sun Microsystems, Inc. (a)  50,000  1,284
Symbol Technologies, Inc. (a)  50,000  2,213
Telxon Corp.   150,000  1,837
Wang Laboratories, Inc. (a)  80,000  1,620
  58,935
ELECTRONIC INSTRUMENTS - 2.4%
Applied Materials, Inc. (a)   70,000  2,516
Berg Electronics Corp. (a)  30,000  881
Cognex Corp. (a)   270,000  4,995
Credence Systems Corp. (a)  20,000  403
GenRad, Inc. (a)  142,200  3,306
KLA Instruments Corp. (a)  100,000  3,550
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - CONTINUED
Lam Research Corp. (a)  150,000 $ 4,219
Novellus System, Inc. (a)  70,000  3,793
Perkin-Elmer Corp.   30,000  1,765
Teradyne, Inc. (a)  250,000  6,094
  31,522
ELECTRONICS - 8.4%
Actel Corp. (a)  21,900  520
Altera Corp. (a)  40,000  2,908
Atmel Corp. (a)  67,300  2,228
Cirrus Logic, Inc. (a)  70,000  1,085
ESS Technology, Inc. (a)  160,000  4,500
Intel Corp.   315,000  41,245
Lattice Semiconductor Corp. (a)  170,000  7,820
Linear Technology Corp.   443,900  19,476
Marshall Industries (a)  50,000  1,531
Maxim Integrated Products, Inc. (a)  237,400  10,268
Micron Technology, Inc.   100,000  2,913
Sanmina Corp. (a)  30,000  1,695
Sierra Semiconductor Corp. (a)  50,000  750
Storage Technology Corp. (a)   30,000  1,429
Tencor Instruments (a)  110,000  2,901
Thomas & Betts Corp.   100,000  4,438
Xilinx, Inc. (a)  150,000  5,522
Zero Corp.   69,500  1,390
  112,619
PHOTOGRAPHIC EQUIPMENT - 0.3%
Polaroid Corp.   88,400  3,845
TOTAL TECHNOLOGY   397,696
TRANSPORTATION - 4.5%
AIR TRANSPORTATION - 1.8%
AMR Corp. (a)   40,000  3,525
America West Airlines, Inc. Class B (a)  135,800  2,156
Atlantic Southeast Airlines, Inc.   230,000  5,031
Comair Holdings, Inc.   185,800  4,459
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
AIR TRANSPORTATION - CONTINUED
Northwest Airlines Corp. Class A (a)  177,800 $ 6,956
Trans World Airlines, Inc. (a)   280,000  1,908
  24,035
RAILROADS - 1.1%
Bombardier, Inc. Class B  200,000  3,691
Burlington Northern Santa Fe Corp.   60,000  5,182
Tranz Rail Holdings Ltd. sponsored ADR (a)  90,000  1,592
Wisconsin Central Transportation Corp. (a)  115,900  4,593
  15,058
TRUCKING & FREIGHT - 1.6%
Airborne Freight Corp.   269,800  6,306
American Freightways Corp. (a)  170,000  1,891
Consolidated Freightways Corp. (a)  65,000  577
Consolidated Freightways, Inc.   130,000  2,893
Landstar System, Inc. (a)  20,000  465
M.S. Carriers, Inc. (a)  100,000  1,600
USFreightways Corp.   100,000  2,744
Werner Enterprises, Inc.   111,200  2,016
Yellow Corp. (a)  150,000  2,156
  20,648
TOTAL TRANSPORTATION   59,741
UTILITIES - 3.4%
CELLULAR - 0.8%
Century Telephone Enterprises, Inc.   67,900  2,096
Mobile Telecommunications Technologies, Inc. (a)  110,000  935
Nextel Communications, Inc. Class A (a)  140,000  1,829
360 Degrees Communications Co. (a)   262,400  6,068
  10,928
GAS - 0.4%
Enron Corp.   110,000  4,744
TELEPHONE SERVICES - 2.2%
Cincinnati Bell, Inc.   30,000  1,850
MCI Communications Corp.   155,300  5,076
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
MFS Communications, Inc.   140,000 $ 7,630
WorldCom, Inc. (a)  580,700  15,134
  29,690
TOTAL UTILITIES   45,362
TOTAL COMMON STOCKS
(Cost $1,088,922)   1,298,749
CONVERTIBLE PREFERRED STOCKS - 0.1%
FINANCE - 0.1%
INSURANCE - 0.1%
Aetna, Inc. Class C, 6 1/4%
(Cost $1,518)  23,219  1,843
CASH EQUIVALENTS - 2.6%
Taxable Central Cash Fund
(Cost $35,226) (b)  35,226,132  35,226
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,125,666)  $ 1,335,818
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.57%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $1,127,414,000. Net unrealized appreciation aggregated $208,404,000, of which $247,962,000 related to appreciated investment securities and $39,558,000 related to depreciated investment securities.
The fund hereby designates approximately $31,249,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) DECEMBER 31, 1996

ASSETS

Investment in securities, at value (cost $1,125,666) -                        $ 1,335,818
See accompanying schedule

Receivable for investments sold                                                7,492

Receivable for fund shares sold                                                968

Dividends receivable                                                           976

Interest receivable                                                            179

Other receivables                                                              251

 TOTAL ASSETS                                                                  1,345,684

LIABILITIES

Payable for fund shares redeemed                                    $ 4,361

Distributions payable                                                8,921

Accrued management fee                                               460

Other payables and accrued expenses                                  289

 TOTAL LIABILITIES                                                             14,031

NET ASSETS                                                                    $ 1,331,653

Net Assets consist of:

Paid in capital                                                               $ 1,086,092

Undistributed net investment income                                            3,910

Accumulated undistributed net realized gain (loss) on                          31,499
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  210,152
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 23,441 shares outstanding                                     $ 1,331,653

NET ASSET VALUE, offering price and redemption price per                       $56.81
share ($1,331,653 (divided by) 23,441 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                     $ 17,158
Dividends

Special dividend from ADVO-Systems, Inc.                               10,183

Interest                                                               3,862

 TOTAL INCOME                                                          31,203

EXPENSES

Management fee                                             $ 7,814
Basic fee

 Performance adjustment                                     (2,367)

Transfer agent fees                                         2,324

Accounting fees and expenses                                542

Non-interested trustees' compensation                       5

Custodian fees and expenses                                 163

Registration fees                                           38

Audit                                                       50

Legal                                                       12

Miscellaneous                                               13

 Total expenses before reductions                           8,594

 Expense reductions                                         (335)      8,259

NET INVESTMENT INCOME                                                  22,944

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      101,530

 Foreign currency transactions                              1          101,531

Change in net unrealized appreciation (depreciation) on                79,283
investment securities

NET GAIN (LOSS)                                                        180,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 203,758
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS


AMOUNTS IN THOUSANDS                                          YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                              1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                    $ 22,944       $ 10,171
Net investment income

 Net realized gain (loss)                                      101,531        254,447

 Change in net unrealized appreciation (depreciation)          79,283         (17,996)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               203,758        246,622
FROM OPERATIONS

Distributions to shareholders                                  (10,104)       (9,996)
From net investment income

 From net realized gain                                        (91,162)       (197,011)

 TOTAL DISTRIBUTIONS                                           (101,266)      (207,007)

Share transactions                                             484,646        386,173
Net proceeds from sales of shares

 Reinvestment of distributions                                 91,110         187,436

 Cost of shares redeemed                                       (615,079)      (537,376)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               (39,323)       36,233
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                      63,169         75,848

NET ASSETS

 Beginning of period                                           1,268,484      1,192,636

 End of period (including under (over) distribution of net    $ 1,331,653    $ 1,268,484
investment income of $3,910 and $(130), respectively)

OTHER INFORMATION
Shares

 Sold                                                          8,652          6,641

 Issued in reinvestment of distributions                       1,629          3,611

 Redeemed                                                      (11,012)       (9,471)

 Net increase (decrease)                                       (731)          781


FINANCIAL HIGHLIGHTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993 E   1992


SELECTED PER-SHARE DATA

Net asset value, beginning           $ 52.48   $ 50.99   $ 59.08   $ 54.20   $ 49.63
of period

Income from Investment
Operations

 Net investment income                .62 D     .46       .20       .17       .58 C

 Net realized and unrealized          8.18      10.71     (4.24)    10.04     7.66
 gain (loss)

 Total from investment operations     8.80      11.17     (4.04)    10.21     8.24



Less Distributions

 From net investment income           (.45)     (.47)     (.21)     (.26)     (.44)

 In excess of net investment          -         -         -         (.01)     -
income

 From net realized gain               (4.02)    (9.21)    (3.84)    (5.06)    (3.23)

 Total distributions                  (4.47)    (9.68)    (4.05)    (5.33)    (3.67)

Net asset value, end of period       $ 56.81   $ 52.48   $ 50.99   $ 59.08   $ 54.20

TOTAL RETURN A                        16.98%    22.11%    (6.70)    19.15%    16.77%
                                                         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 1,332   $ 1,268   $ 1,193   $ 1,393   $ 1,115
(in millions)

Ratio of expenses to average          .66%      .85%      1.04%     .93%      .56%
net assets

Ratio of expenses to average net      .64%      .82%      1.04%     .92%      .56%
assets after expense reductions      F         F                   F

Ratio of net investment income        1.77%     .82%      .39%      .43%      1.14%
to average net assets

Portfolio turnover rate               142%      186%      29%       50%       47%

Average commission rate B            $ .0384


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM ADVO-SYSTEMS, INC. WHICH AMOUNTED TO $.28 PER SHARE.
E EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Trend Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts , disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME -  CONTINUED
the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS -
CONTINUED
(including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above. TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,749,073,000 and $1,765,990,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of .20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .42% of average net assets after the performance adjustment
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
the period, the transfer agent fees were equivalent to an annual rate of
 .18% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $633,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $274,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $9,000 and $52,000, respectively, under these this arrangements.
6. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Northwest Pipe Co.  $ - $ - $ - $ -
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of Fidelity Trend Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Trend Fund, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Trend Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 4, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Abigail Johnson, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
FIDELITY TREND FUND
 82 DEVONSHIRE STREET
 BOSTON, MASSACHUSETTS 02109


TO THE SHAREHOLDERS:
The Board of Trustees of Fidelity Trend Fund voted to pay on February 10, 1997, to shareholders of record at the opening of business on February 7, 1997, a distribution of $____ derived from capital gains realized from sales of portfolio securities and $____ derived from net investment income. In the opinion of management, regardless of whether you took payments in cash or in additional shares, the distribution will be reportable for tax purposes for the year 1997. You will be notified at a later date as to the tax treatment of this distribution.
If your account is a Fidelity prototype retirement plan such as an Individual Retirement Account (IRA), a Keogh Plan, a 403(b), or a qualified pension or profit sharing plan, the above information is provided for informational purposes only and is not reportable for tax purposes in 1997.

FIDELITY TREND FUND
February 7, 1997